Business combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Business combinations
9.	Business combinations

The acquisitions described below are in accordance with PagSeguro’s Digital business strategies, as well as the products offered by them and their client portfolio.

a) BCPS

On January 1, 2017, PagSeguro Brazil acquired 99.5% of the share capital and obtained the control of BCPS.

The amount paid in the acquisition was R$406, which was settled in cash on that date. The fair value of the acquired assets, amounting R$568, and the assumed liabilities amounting of R$75 at the acquisition date are substantially similar to their book value. A bargain purchase gain of R$87 arose from the acquisition of BCPS. The impacts of the acquisition were not considered material to PagSeguro Brazil.

b) R2TECH

On May 2, 2017, PagSeguro Brazil acquired 51% of the share capital and obtained control of R2TECH. The consideration for the purchase was R$9,200, of which R$2,940 was settled in cash on the acquisition date, R$460 was paid on August 14, 2017 and R$2,300 was paid on April 23, 2018. R$3,500 is variable installment, subject to the attainment of some specific targets for the year of 2018, established in the acquisition agreement, with payment deadline up to 10 business days after the conclusion of the Company’s audited financial statements. Based on current management expectations, this performance goal will be achieved.

c) BIVA

On October, 2017, PagSeguro Brazil acquired control with the acquisition of a 51.41% interest in Bivaco Holding SA.

The total consideration paid for the purchases was R$18,470, which was settled in cash on the acquisition date. The fair value of the assets acquired, in the amount of R$2,350 and the liabilities assumed, in the amount of R$997 on the acquisition date, are substantially similar to their book value.

The goodwill of R$17,117 arising from the acquisition is attributable to the future profitability of the business in synergy with the products offered by PagSeguro Group. The purchase price allocation may be subject to changes in the measurement period as defined in IFRS.

On November 30, 2017, the PagSeguro Brazil acquired the additional interest of 7.90% of the issued shares for a purchase consideration of R$2,394, increasing PagSeguro Brazil’s interest to 59.31%. On January 15 and March 12, 2018, PagSeguro Brazil acquired additional interests of 15.12% and 0.50%, respectively, for a purchase consideration of R$4,650. The carrying amount of the non-controlling interests in BIVA on the dates of acquisition was R$221. The Group derecognized non-controlling interests of R$ 221 and recorded a decrease in equity attributable to owners of the parent of R$6,823.

10.	Business combinations

The acquisitions described below are in accordance with PagSeguro’s Digital business strategies, as well as the products offered by them and their client portfolio.

	Book value of purchased entities	Purchase accounting adjustment	Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	51	—	51
Assets acquired	2,598	—	2,598
Liabilities assumed	(1,312)	—	(1,312)
Property, plant and equipment and intangible assets	643	2,498	3,141

Value of net assets	1,980	2,498	4,478

Goodwill	26,184	(2,498)	23,686

Bargain purchase gain	(87)	—	(87)

Purchase cost	28,077	—	28,077

Consideration for the purchase settled in cash			22,276

Cash and cash equivalents at the subsidiary acquired			(51)

Amount paid on acquisitions less cash and cash equivalents acquired			22,225

a)	BCPS

On January 1, 2017, PagSeguro Brazil acquired 99.5% of the share capital and obtained the control of BCPS.

The amount paid in the acquisition was R$406, which was settled in cash on that date. The fair value of the acquired assets, amounting R$568, and the assumed liabilities amounting of R$75 at the acquisition date are substantially similar to their book value. A bargain purchase gain of R$87 arose from the acquisition of BCPS. The impacts of the acquisition were not considered material to PagSeguro Brazil.

b)	R2TECH

On May 2, 2017, PagSeguro Brazil acquired 51% of the share capital and obtained control of R2TECH.

The consideration for the purchase was R$9,200, of which R$2,940 was settled in cash on the acquisition date and R$460 was paid on August 14, 2017. R$2,300 and R$3,500 are variable installments, subject to the attainment of some specific targets for the year of 2017 and 2018, respectively, established in the acquisition agreement, with payment deadline up to 10 business days after the conclusion of the Company’s audited financial statements. Based on current management expectations, these performance goals will be achieved.

The fair value of the assets acquired, in the amount of R$348, and the liabilities assumed, in the amount of R $215 on the acquisition date, is substantially similar to their book value. The goodwill of R$9,067 arising from the acquisition is attributable to the future profitability of the business and the synergy with the products offered by the PagSeguro Group. During the year ended December 31, 2017, PagSeguro Group identified some changes to the initial purchase price allocation (PPA), which were completed in the measurement period as defined in IFRS, as shown below:

i)	Intangible assets—Portfolio of customers: the fair value attributed to the Customer Portfolio was R$ 768, using the real discount rate (without inflationary effects) of 15.30%;

ii)	Intangible assets—Non-competition: the value of the fair value assigned was R$242, using the real discount rate (without inflationary effects) of 15.30%;

iii)	Intangible assets—Right-to-use software: the fair value was R$1,488, using the real discount rate (without inflationary effects) of 15.30%.

c)	BIVA

On October 3, 2017, PagSeguro Brazil acquired control with the acquisition of a 51.41% interest in Bivaco Holding SA. On November 30, 2017 there was an additional interest of 7.90 was acquired, increasing PagSeguro Brazil’s interest to 59,31%.

The total consideration paid for the purchases was R$18,470, which was settled in cash on the acquisition date. The fair value of the assets acquired, in the amount of R$2,350 and the liabilities assumed, in the amount of R$997 on the acquisition date, are substantially similar to their book value. The goodwill of R$17,117 arising from the acquisition is attributable to the future profitability of the business in synergy with the products offered by PagSeguro Group. The purchase price allocation may be subject to changes in the measurement period as defined in IFRS.